3. Loans, Allowance for Loan Losses and Credit Quality (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
30-89 Days	$ 6,568,522	$ 7,628,644
90 Days or more	1,968,662	2,479,079
Total Past Due	8,537,184	10,107,723
Current	439,267,771	429,801,203
Total Loans	447,804,955	439,908,926
Non-Accrual Loans	4,153,589	4,726,877
Over 90 Days and Accruing	1,124,882	908,148
Commercial and industrial
30-89 Days	439,151	1,060,971
90 Days or more	299,095	310,669
Total Past Due	738,246	1,371,640
Current	63,651,974	54,247,645
Total Loans	64,390,220	55,619,285
Non-Accrual Loans	552,386	527,105
Over 90 Days and Accruing	23,579	21,902
Commercial Real Estate
30-89 Days	988,924	713,160
90 Days or more	5,313	215,507
Total Past Due	994,237	928,667
Current	165,617,593	156,007,136
Total Loans	166,611,830	156,935,803
Non-Accrual Loans	1,934,096	1,403,541
Over 90 Days and Accruing	5,313	5,313
Residential real estate - 1st lien
30-89 Days	4,446,138	5,184,457
90 Days or more	1,484,334	1,655,950
Total Past Due	5,930,472	6,840,407
Current	158,035,652	166,006,667
Total Loans	163,966,124	172,847,074
Non-Accrual Loans	1,263,046	2,203,106
Over 90 Days and Accruing	980,138	817,109
Residential real estate - Jr lien
30-89 Days	637,917	533,134
90 Days or more	179,920	289,169
Total Past Due	817,837	822,303
Current	43,983,646	44,865,102
Total Loans	44,801,483	45,687,405
Non-Accrual Loans	404,061	593,125
Over 90 Days and Accruing	115,852	56,040
Consumer
30-89 Days	56,392	136,922
90 Days or more	0	7,784
Total Past Due	56,392	144,706
Current	7,978,906	8,674,653
Total Loans	8,035,298	8,819,359
Non-Accrual Loans	0	0
Over 90 Days and Accruing	$ 0	$ 7,784